Shareholder Fees	Sep. 28, 2020
Stone Harbor Emerging Markets Debt Fund | EMDF Institutional Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Emerging Markets Debt Fund | EMDF Distributor Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Emerging Markets Debt Fund
Entity Listings [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Stone Harbor High Yield Bond Fund | HYBF Institutional Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor High Yield Bond Fund | HYBF Distributor Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor High Yield Bond Fund
Entity Listings [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Stone Harbor Local Markets Fund | LMF Institutional Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Local Markets Fund | LMF Distributor Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Local Markets Fund
Entity Listings [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Stone Harbor Emerging Markets Corporate Debt Fund | EMCDF Institutional
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Emerging Markets Corporate Debt Fund | EMCDF Distributor
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Emerging Markets Corporate Debt Fund
Entity Listings [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Stone Harbor Investment Grade Fund | IGF Institutional Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Investment Grade Fund | IGF Distributor Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Investment Grade Fund
Entity Listings [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Stone Harbor Strategic Income Fund | SIF Institutional Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Strategic Income Fund | SIF Distributor Class
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Strategic Income Fund
Entity Listings [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Stone Harbor Emerging Markets Debt Allocation Fund | EMDAF Institutional Class Shares
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Emerging Markets Debt Allocation Fund | EMDAF Distributor Class Shares
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Emerging Markets Debt Allocation Fund
Entity Listings [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Stone Harbor Emerging Markets Debt Blend Fund | EMDBF Institutional Class Shares
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Emerging Markets Debt Blend Fund | EMDBF Distributor Class Shares
Entity Listings [Line Items]
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (load) on Redemptions	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none
Stone Harbor Emerging Markets Debt Blend Fund
Entity Listings [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (Fees Paid Directly From Your Investment)